PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Building and improvements	$ 651,008
Land	233,770
Furniture and equipment	77,781	11,710
Computer equipment	11,076	11,076
Leasehold improvements	10,854	4,659
Property and Equipment, Gross	984,489	27,445
Less: accumulated depreciation	25,128	6,852
Property and equipment, net	$ 959,361	$ 20,593